Performance Management	Jan. 27, 2026
Retail [Member] | Thornburg Global Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI All Country World Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Global Opportunities Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	21.72%	6/30/2020
Lowest Quarterly Results	-24.82%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	21.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(24.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.36%	12.47%	10.92%
Return After Taxes on Distributions	32.12%	10.36%	9.47%
Return After Taxes on Distributions and Sale of Fund Shares	21.37%	9.17%	8.41%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	38.53%	12.60%	10.57%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class I Shares	1 Year	5 Years	10 Years
Return Before Taxes	41.08%	13.86%	11.77%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class R6 Shares	1 Year	5 Years	Since Inception (4-10-17)
Return Before Taxes	41.31%	14.02%	12.27%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.74%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	18.62%	12/31/2022
Lowest Quarterly Results	-19.54%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	18.62%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(19.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	27.79%	7.94%	8.40%
Return After Taxes on Distributions	26.43%	6.14%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	16.91%	5.54%	6.05%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	31.63%	8.04%	8.06%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class I Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.21%	9.26%	9.25%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class R6 Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.41%	9.45%	9.43%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Better World International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Better World International Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Better World International Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	22.85%	6/30/2020
Lowest Quarterly Results	-19.58%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	22.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(19.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class A Shares	1 Year	5 YEARS	10 Years
Return Before Taxes	17.99%	6.70%	9.15%
Return After Taxes on Distributions	17.48%	5.46%	7.75%
Return After Taxes on Distributions and Sale of Fund Shares	10.65%	4.75%	6.75%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class C Shares	1 Year	5 YEARS	10 Years
Return Before Taxes	21.61%	6.87%	8.94%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class I Shares	1 Year	5 YEARS	10 Years
Return Before Taxes	24.24%	8.26%	10.37%
MSCI All Country World ex USA Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares vary in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI All Country World ex USA Net Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the International Growth Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	25.93%	6/30/2020
Lowest Quarterly Results	-17.74%	12/31/2018

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	25.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(17.74%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class A Shares	1 Year	5 Years	10 years
Return Before Taxes	5.30%	-2.26%	4.76%
Return After Taxes on Distributions	5.05%	-3.01%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares	3.29%	-1.74%	3.70%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

Class C Shares	1 Year	5 Years	10 years
Return Before Taxes	8.13%	-2.27%	4.35%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

Class I Shares	1 Year	5 Years	10 years
Return Before Taxes	10.64%	-1.00%	5.62%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

Class R6 Shares	1 Year	5 Years	10 years
Return Before Taxes	10.76%	-0.90%	5.72%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Developing World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI Emerging Markets Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Developing World Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	21.64%	12/31/2020
Lowest Quarterly Results	-24.81%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	21.64%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(24.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class A Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	21.58%	-0.44%	6.19%
Return After Taxes on Distributions	20.00%	-1.14%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	12.75%	-0.66%	4.72%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

Class C Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	25.21%	-0.35%	5.83%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

Class I Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	27.82%	0.89%	7.11%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

Class R6 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	27.97%	0.99%	7.20%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Investment Income Builder Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares vary in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	15.96%	12/31/2020
Lowest Quarterly Results	-25.98%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	15.96%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(25.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class A Shares	1 Year	5 Years	10 Years
Return Before Taxes	30.38%	13.87%	10.38%
Return After Taxes on Distributions	27.72%	11.54%	8.26%
Return After Taxes on Distributions and Sale of Fund Shares	18.28%	9.86%	7.27%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.66%	14.09%	10.07%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

Class I Shares	1 Year	5 Years	10 Years
Return Before Taxes	36.93%	15.21%	11.17%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

Class R6 Shares	1 Year	5 Years	SINCE INCEPTION (4/10/17)
Return Before Taxes	37.01%	15.30%	11.35%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.36%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	1.88%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.85%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Summit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Summit Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares of the Fund for each full year shown. The average annual total return figures compare Class A and Class I share performance to the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Summit Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	7.58%	12/31/2023
Lowest Quarterly Results	-9.62%	6/30/2022

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	7.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(9.62%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class A Shares	1 Year	Since inception (1-26-22)
Return Before Taxes	14.88%	7.80%
Return After Taxes on Distributions	12.67%	6.33%
Return After Taxes on Distributions and Sale of Fund Shares	9.32%	5.48%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)	22.34%	11.67%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	8.17%	-1.12%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	16.60%	6.51%

Class I Shares	1 Year	5 Years	Since inception (03-01-19)
Return Before Taxes	20.53%	9.41%	12.21%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)	22.34%	11.19%	12.58%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	8.17%	-2.15%	0.57%
Blended Index (reflects no deduction for fees, expenses, or taxes)	16.60%	5.79%	7.84%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Ultra Short Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Ultra Short Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Ultra Short Income Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	3.80%	6/30/2020
Lowest Quarterly Results	-1.66%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	3.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(1.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class A Shares	1 Year	5 YEARS	10 YEARS
Return Before Taxes	2.27%	2.69%	2.54%
Return After Taxes on Distributions	0.34%	1.17%	1.40%
Return After Taxes on Distributions and Sale of Fund Shares	1.32%	1.39%	1.45%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	4.30%	3.19%	2.21%
Class I Shares	1 Year	5 YEARS	10 YEARS
Return Before Taxes	4.82%	3.35%	2.88%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	4.30%	3.19%	2.21%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Limited Term U.S. Government Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	4.26%	9/30/2024
Lowest Quarterly Results	-3.63%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	4.26%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(3.63%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.02%	-0.02%	1.03%
Return After Taxes on Distributions	2.88%	-0.88%	0.27%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	-0.39%	0.45%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.69%	0.14%	0.88%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%
CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	5.54%	0.16%	0.14%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	-0.22%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	0.56%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Retail [Member] | Thornburg Limited Term Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2, Class I, and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg Intermediate U.S. Government/ Credit Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Limited Term Income Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	5.71%	6/30/2020
Lowest Quarterly Results	-3.89%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	5.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(3.89%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.37%	1.20%	2.57%
Return After Taxes on Distributions	2.76%	0.04%	1.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.56%	0.40%	1.49%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.05%	1.42%	2.50%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Core Plus Bond Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Core Plus Bond Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	5.06%	9/30/2024
Lowest Quarterly Results	-3.13%	12/31/2024

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	5.06%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(3.13%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance [Table]

CLASS A SHARES	1 YEAR	SINCE INCEPTION (10-02-23)
Return Before Taxes	2.63%	5.10%
Return After Taxes on Distributions	0.66%	3.07%
Return After Taxes on Distributions and Sale of Fund Shares	1.52%	3.02%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	7.18%

CLASS C SHARES	1 YEAR	SINCE INCEPTION (10-02-23)
Return Before Taxes	5.64%	6.49%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	7.18%

CLASS I SHARES	1 YEAR	SINCE INCEPTION (10-02-23)
Return Before Taxes	7.70%	7.57%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	7.18%

CLASS R6 SHARES	1 YEAR	SINCE INCEPTION (10-02-23)
Return Before Taxes	7.70%	7.56%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	7.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class A shares in the one full year shown. The average annual total return figures compare Class A, Class C, Class I and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Strategic Income Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	7.98%	6/30/2020
Lowest Quarterly Results	-5.71%	3/31/2020

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	7.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(5.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.29%	1.86%	3.83%
Return After Taxes on Distributions	0.37%	0.16%	2.27%
Return After Taxes on Distributions and Sale of Fund Shares	1.32%	0.66%	2.25%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.47%	2.07%	3.58%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.56%	3.20%	4.71%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS R6 SHARES	1 YEAR	5 YEARS	Since Inception (4-10-17)
Return Before Taxes	7.72%	3.28%	4.34%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.88%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.19%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Short Duration Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Short Duration Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Short Duration Municipal Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	2.46%	12/31/2023
Lowest Quarterly Results	-2.50%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	2.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(2.50%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.23%	0.87%	0.96%
Return After Taxes on Distributions	1.23%	0.87%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares	1.97%	1.12%	1.06%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.76%	1.59%	1.60%
CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.74%	1.54%	1.32%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.76%	1.59%	1.60%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Limited Term Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Limited Term Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Limited Term Municipal Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	4.61%	12/31/2023
Lowest Quarterly Results	-4.32%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	4.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(4.32%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.23%	0.45%	1.22%
Return After Taxes on Distributions	2.24%	0.45%	1.22%
Return After Taxes on Distributions and Sale of Fund Shares	2.64%	0.88%	1.39%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.00%	1.29%	1.99%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.77%	0.65%	1.11%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.00%	1.29%	1.99%

CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	3.46%	0.41%	0.48%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	1.18%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.00%	1.29%	1.39%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.85%	1.15%	1.63%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.00%	1.29%	1.99%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Intermediate Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	5.69%	12/31/2023
Lowest Quarterly Results	-5.27%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

The sales charge for Class A shares is not reflected in the returns shown on the bar chart, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	5.69%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(5.27%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.58%	0.81%	1.70%
Return After Taxes on Distributions	2.58%	0.81%	1.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.02%	1.29%	1.90%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.42%	1.13%	2.34%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.63%	0.84%	1.54%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.42%	1.13%	2.34%

CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	3.58%	0.84%	1.04%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	1.18%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.42%	1.13%	1.37%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.94%	1.46%	2.16%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.42%	1.13%	2.34%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg Strategic Municipal Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. This index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	6.46%	12/31/2023
Lowest Quarterly Results	-5.52%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	6.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(5.52%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.91%	0.62%	1.67%
Return After Taxes on Distributions	1.91%	0.62%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	1.14%	1.89%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.93%	0.56%	1.41%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.24%	1.25%	2.11%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg California Limited Term Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the California Limited Term Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the California Limited Term Municipal Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	4.30%	12/31/2023
Lowest Quarterly Results	-3.99%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	4.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(3.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.34%	0.54%	1.01%
Return After Taxes on Distributions	2.34%	0.54%	1.01%
Return After Taxes on Distributions and Sale of Fund Shares	2.61%	0.91%	1.18%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.85%	0.72%	0.89%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS C2 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (10-01-20)
Return Before Taxes	3.71%	0.72%	0.75%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	1.18%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.00%	1.25%	1.44%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg New Mexico Intermediate Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the New Mexico Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class D and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the New Mexico Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	5.24%	12/31/2023
Lowest Quarterly Results	-4.97%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart above, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	5.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(4.97%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.99%	0.01%	1.09%
Return After Taxes on Distributions	1.99%	0.01%	1.09%
Return After Taxes on Distributions and Sale of Fund Shares	2.37%	0.49%	1.33%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS D SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.81%	0.17%	1.05%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.32%	0.72%	1.62%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retail [Member] | Thornburg New York Intermediate Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the New York Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the New York Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.
Bar Chart [Heading]	Annual Total Returns – Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	5.30%	12/31/2023
Lowest Quarterly Results	-4.83%	3/31/2022

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account.

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	5.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(4.83%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.79%	0.38%	1.17%
Return After Taxes on Distributions	1.79%	0.38%	1.17%
Return After Taxes on Distributions and Sale of Fund Shares	2.31%	0.84%	1.43%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.17%	1.11%	1.70%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.96%	0.84%	2.38%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg Global Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Global Opportunities Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures Class R3, Class R4 and Class R5 share performance to the MSCI All Country World Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Global Opportunities Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	21.70%	6/30/2020
Lowest Quarterly Results	-24.86%	3/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	21.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(24.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class R3 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	40.43%	13.31%	11.22%
Return After Taxes on Distributions	38.21%	11.27%	9.85%
Return After Taxes on Distributions and Sale of Fund Shares	25.02%	9.92%	8.73%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class R4 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	40.53%	13.40%	11.32%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Class R5 Shares	1 Year	5 Years	10 YEARS
Return Before Taxes	41.11%	13.86%	11.77%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	22.34%	11.19%	11.72%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The Index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	18.53%	12/31/2022
Lowest Quarterly Results	-19.56%	3/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	18.53%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(19.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class R3 Shares	1 Year	5 Years	10 Years
Return Before Taxes	33.56%	8.73%	8.71%
Return After Taxes on Distributions	32.23%	6.98%	6.98%
Return After Taxes on Distributions and Sale of Fund Shares	20.34%	6.21%	6.35%
MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class R4 Shares	1 Year	5 Years	10 Years
Return Before Taxes	33.79%	8.95%	8.92%
MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Class R5 Shares	1 Year	5 Years	10 Years
Return Before Taxes	34.15%	9.23%	9.21%
MSCI All Country World ex-U.S. Index (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the MSCI All Country World ex USA Net Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	25.89%	6/30/2020
Lowest Quarterly Results	-17.77%	12/31/2018

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	25.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(17.77%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	10.09%	-1.49%	5.09%
Return After Taxes on Distributions	9.83%	-2.24%	4.44%
Return After Taxes on Distributions and Sale of Fund Shares	6.14%	-1.15%	3.98%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	10.18%	-1.40%	5.19%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	10.64%	-1.01%	5.61%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	32.39%	7.91%	8.41%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	25.65%	4.01%	7.92%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg Developing World Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R5 shares have been different in each full year shown. The average annual total return figures compare Class R5 share performance to the MSCI Emerging Markets Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance table assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Developing World Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R5 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	21.77%	6/30/2020
Lowest Quarterly Results	-24.75%	3/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	21.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(24.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

Class R5 Shares	1 Year	5 YEARS	10 YearS
Return Before Taxes	27.84%	0.89%	7.10%
Return After Taxes on Distributions	26.00%	0.05%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares	16.44%	0.28%	5.42%
MSCI Emerging Markets Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	33.57%	4.20%	8.42%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R5 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R5 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg Investment Income Builder Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	15.81%	12/31/2020
Lowest Quarterly Results	-26.02%	3/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	15.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(26.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.09%	14.51%	10.50%
Return After Taxes on Distributions	33.50%	12.33%	8.54%
Return After Taxes on Distributions and Sale of Fund Shares	21.68%	10.49%	7.48%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.20%	14.63%	10.61%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	36.78%	15.09%	11.05%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	7.30%	-0.36%	2.01%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	17.60%	9.01%	9.73%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or U.S. taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg Limited Term U.S. Government Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	4.33%	12/31/2023
Lowest Quarterly Results	-3.65%	3/31/2022

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	4.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(3.65%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.47%	0.42%	1.14%
Return After Taxes on Distributions	5.30%	-0.43%	0.40%
Return After Taxes on Distributions and Sale of Fund Shares	3.82%	-0.05%	0.55%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.48%	0.40%	1.13%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.81%	0.72%	1.46%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.50%	0.64%	1.76%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg Limited Term Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]

	Total Returns	Quarter ended
Highest Quarterly Results	5.66%	6/30/2020
Lowest Quarterly Results	-3.94%	3/31/2022

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	5.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(3.94%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.56%	1.44%	2.53%
Return After Taxes on Distributions	5.01%	0.36%	1.50%
Return After Taxes on Distributions and Sale of Fund Shares	3.86%	0.62%	1.49%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.48%	1.44%	2.53%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%
CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.09%	1.94%	2.98%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.97%	0.96%	2.29%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Retirement | Thornburg Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class R3 shares in the one full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns – Class R3 Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	7.85%	6/30/2020
Lowest Quarterly Results	-5.71%	3/31/2020

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	7.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(5.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.86%	2.52%	4.09%
Return After Taxes on Distributions	4.97%	0.92%	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	4.03%	1.22%	2.50%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.86%	2.54%	4.08%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.56%	3.18%	4.70%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	7.58%	0.06%	2.44%

Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Managed Funds | Thornburg Emerging Markets Managed Account Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Emerging Markets Managed Account Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class SMA shares have been different in each full year shown. The average annual total return figures compare Class SMA share performance to the MSCI Emerging Markets Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance table assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Emerging Markets Managed Account Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns - Class SMA Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	2.04%	3/31/2024
Lowest Quarterly Results	-3.89%	12/31/2024

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	2.04%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(3.89%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance [Table]
Class SMA Shares	1 Year	SINCE Inception
Return Before Taxes	12.19%	6.43%
Return After Taxes on Distributions	10.26%	4.79%
Return After Taxes on Distributions and Sale of Fund Shares	7.83%	4.36%
MSCI Emerging Markets Net Total Return USD Index	33.57%	21.57%

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200
Managed Funds | Thornburg High Income Bond Managed Account Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]	No performance information is presented because, as of the date of this Prospectus, the Fund has not had at least one calendar year of annual returns.
Performance One Year or Less [Text]	No performance information is presented because, as of the date of this Prospectus, the Fund has not had at least one calendar year of annual returns.
Managed Funds | Thornburg Investment Grade Bond Managed Account Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]	No performance information is presented because, as of the date of this Prospectus, the Fund has not had at least one calendar year of annual returns.
Performance One Year or Less [Text]	No performance information is presented because, as of the date of this Prospectus, the Fund has not had at least one calendar year of annual returns.
Managed Funds | Thornburg Municipal Managed Account Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance of the Fund
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Municipal Managed Account Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class SMA shares have been different in each full year shown. The average annual total return figures compare Class SMA share performance to the ICE BofA U.S. Municipal Master Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The index is not actively managed and is not available for direct investment. The bar charts and performance table assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2025. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Municipal Managed Account Fund by showing how the Fund’s investment results vary from year to year.
Bar Chart [Heading]	Annual Total Returns - Class SMA Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Total Returns	Quarter ended
Highest Quarterly Results	6.45%	12/31/2023
Lowest Quarterly Results	-2.06%	9/30/2023

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Results
Highest Quarterly Return	6.45%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Results
Lowest Quarterly Return	(2.06%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (periods ended 12-31-25)
Performance [Table]
Class SMA Shares	1 Year	SINCE Inception
Return Before Taxes	4.96%	5.56%
Return After Taxes on Distributions	4.96%	5.55%
Return After Taxes on Distributions and Sale of Fund Shares	4.86%	5.33%
ICE BofA U.S. Municipal Securities Index	3.96%	3.39%

Performance Availability Website Address [Text]	Thornburg.com
Performance Availability Phone [Text]	1-800-847-0200